Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Mid Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — 86.6%
Advertising — 1.5%
Omnicom Group, Inc.	5,554	$413,662
The Interpublic Group of Cos., Inc.	25,004	716,615
		1,130,277
Aerospace & Defense — 0.7%
General Dynamics Corp.	2,381	526,130
Airlines — 1.4%
Southwest Airlines Co.	38,985	1,055,324
Auto Manufacturers — 0.6%
Cummins, Inc.	2,068	472,455
Auto Parts & Equipment — 2.5%
Aptiv PLC*	3,965	390,909
BorgWarner, Inc.	21,407	864,201
Cie Generale des Etablissements Michelin SCA	20,753	635,186
		1,890,296
Banks — 7.9%
First Hawaiian, Inc.	33,505	604,765
Northern Trust Corp.	26,438	1,836,912
Prosperity Bancshares, Inc.	5,050	275,629
The Bank of New York Mellon Corp.	40,731	1,737,177
Truist Financial Corp.	31,422	898,984
US Bancorp	11,285	373,082
Westamerica BanCorp	6,750	291,938
		6,018,487
Building Materials — 1.0%
Cie de Saint-Gobain S.A.	12,472	746,454
Chemicals — 1.3%
Akzo Nobel N.V.	13,201	951,772
Computers — 2.2%
Amdocs Ltd.	11,691	987,773
HP, Inc.	26,689	685,907
		1,673,680
Cosmetics & Personal Care — 0.6%
Kenvue, Inc.	21,360	428,909
Distribution & Wholesale — 1.0%
Bunzl PLC	21,648	770,967
Diversified Financial Services — 1.4%
T. Rowe Price Group, Inc.	10,188	1,068,416
Electric — 8.1%
CMS Energy Corp.	10,441	554,522
Duke Energy Corp.	10,837	956,474
Edison International	15,054	952,768
Evergy, Inc.	14,661	743,313
Eversource Energy	9,690	563,473
Northwestern Energy Group, Inc.	23,888	1,148,057
Pinnacle West Capital Corp.	8,568	631,290
	Number of Shares	Value†

Electric — (continued)
WEC Energy Group, Inc.	7,546	$607,830
		6,157,727
Electrical Components & Equipment — 1.6%
Emerson Electric Co.	12,647	1,221,321
Electronics — 1.4%
nVent Electric PLC	5,290	280,317
TE Connectivity Ltd.	6,206	766,627
		1,046,944
Engineering & Construction — 1.3%
Vinci S.A.	8,758	968,907
Environmental Control — 0.5%
Republic Services, Inc.	2,677	381,499
Food — 5.2%
Conagra Brands, Inc.	63,892	1,751,919
General Mills, Inc.	5,953	380,932
Koninklijke Ahold Delhaize N.V.	46,875	1,412,798
The J.M. Smucker Co.	3,125	384,094
		3,929,743
Gas — 2.0%
Atmos Energy Corp.	2,181	231,033
Spire, Inc.	22,864	1,293,645
		1,524,678
Healthcare Products — 5.1%
DENTSPLY SIRONA, Inc.	13,024	444,900
Embecta Corp.	13,339	200,752
Envista Holdings Corp.*	20,032	558,492
Hologic, Inc.*	5,630	390,722
Smith & Nephew PLC, ADR	14,072	348,563
Zimmer Biomet Holdings, Inc.	17,337	1,945,558
		3,888,987
Healthcare Services — 5.2%
Centene Corp.*	8,814	607,108
Laboratory Corp. of America Holdings	4,710	946,946
Quest Diagnostics, Inc.	10,766	1,311,945
Universal Health Services, Inc., Class B	8,739	1,098,754
		3,964,753
Household Products & Wares — 1.6%
Kimberly-Clark Corp.	10,040	1,213,334
Insurance — 7.6%
Aflac, Inc.	9,806	752,610
Reinsurance Group of America, Inc.	8,510	1,235,567
The Allstate Corp.	16,747	1,865,783
The Hanover Insurance Group, Inc.	5,908	655,670
Willis Towers Watson PLC	6,162	1,287,612
		5,797,242
Internet — 1.2%
F5, Inc.*	5,769	929,617

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Mid Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Machinery — Construction & Mining — 1.4%
Oshkosh Corp.	10,807	$1,031,312
Machinery — Diversified — 0.4%
IMI PLC	15,409	293,224
Media — 1.2%
Fox Corp., Class B	30,293	874,862
Oil & Gas — 2.3%
Devon Energy Corp.	3,535	168,620
Diamondback Energy, Inc.	3,482	539,292
EQT Corp.	10,000	405,800
Occidental Petroleum Corp.	10,089	654,574
		1,768,286
Oil & Gas Services — 0.8%
Baker Hughes Co.	16,892	596,625
Packaging and Containers — 3.7%
Amcor PLC	104,238	954,820
Packaging Corp. of America	8,651	1,328,361
Sonoco Products Co.	9,077	493,335
		2,776,516
Pharmaceuticals — 3.8%
Cardinal Health, Inc.	8,029	697,078
Cencora, Inc.	3,450	620,896
Henry Schein, Inc.*	21,451	1,592,737
		2,910,711
Retail — 3.8%
Beacon Roofing Supply, Inc.*	9,062	699,315
Dollar Tree, Inc.*	10,311	1,097,606
MSC Industrial Direct Co., Inc., Class A	11,023	1,081,907
		2,878,828
Savings & Loans — 0.2%
Capitol Federal Financial, Inc.	38,344	182,901
Semiconductors — 0.3%
Teradyne, Inc.	2,201	221,112
Shipbuilding — 1.4%
Huntington Ingalls Industries, Inc.	5,063	1,035,789
Software — 0.5%
Electronic Arts, Inc.	3,230	388,892
Telecommunications — 1.9%
BCE, Inc.	13,792	526,497
Corning, Inc.	10,166	309,758
Juniper Networks, Inc.	21,931	609,463
		1,445,718
Transportation — 2.0%
Heartland Express, Inc.	38,159	560,556
	Number of Shares	Value†

Transportation — (continued)
Norfolk Southern Corp.	5,041	$992,724
		1,553,280
TOTAL COMMON STOCKS (Cost $71,537,274)		65,715,975

REAL ESTATE INVESTMENT TRUSTS — 7.3%
Apartments — 1.2%
Essex Property Trust, Inc.	4,337	919,834
Diversified — 1.1%
VICI Properties, Inc.	15,441	449,333
WP Carey, Inc.	7,054	381,480
		830,813
Healthcare — 1.2%
Healthpeak Properties, Inc.	50,327	924,004
Single Tenant — 1.4%
Realty Income Corp.	21,358	1,066,619
Storage & Warehousing — 1.1%
Public Storage	3,062	806,898
Strip Centers — 1.3%
Regency Centers Corp.	16,638	988,963
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,285,643)		5,537,131

PREFERRED STOCKS — 0.7%
Household Products & Wares — 0.7%
Henkel AG & Co., KGaA (Cost $506,818)	7,659	545,393

EXCHANGE TRADED FUNDS — 2.0%
Investment Companies — 2.0%
iShares Russell Mid-Cap Value ETF (Cost $1,600,685)	14,438	1,506,461

MASTER LIMITED PARTNERSHIP — 1.9%
Pipelines — 1.9%
Enterprise Products Partners LP (Cost $1,180,470)	51,592	1,412,073

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Mid Core Value Fund
	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 1.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.236%) (Cost $1,469,597)	1,469,597	$1,469,597
TOTAL INVESTMENTS — 100.4% (Cost $83,580,487)		$76,186,630
Other Assets & Liabilities — (0.4)%		(310,942)
TOTAL NET ASSETS — 100.0%		$75,875,688

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
ETF— Exchange-Traded Fund.
KGaA— Kommanditgesellschaft auf Aktien.
LP— Limited Partnership.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
Country Weightings as of 9/30/2023††
United States	87%
United Kingdom	5
Netherlands	3
France	3
Germany	1
Canada	1
Total	100%
††	% of total investments as of September 30, 2023.

Open forward foreign currency contracts held at September 30, 2023 are as follows:
Open forward foreign currency contracts
	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Sell	Euro	Bank of America	12/22/23	(1,428,603)	0.94197	$(1,518,524)	$(1,516,620)	$1,904	$—
Buy	Canadian Dollar	Goldman Sachs	12/22/23	19,461	1.35635	14,432	14,348	—	(84)
Sell	Canadian Dollar	Goldman Sachs	12/22/23	(630,005)	1.35635	(467,241)	(464,486)	2,755	—
Sell	Pound Sterling	Goldman Sachs	12/22/23	(966,136)	0.81909	(1,180,426)	(1,179,530)	896	—
Sell	Euro	JPMorgan	12/22/23	(1,428,603)	0.94197	(1,518,798)	(1,516,620)	2,178	—
Sell	Euro	Morgan Stanley	12/22/23	(1,428,603)	0.94197	(1,519,102)	(1,516,620)	2,482	—
	Total							$10,215	$(84)
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